CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Operating revenue:
Operating revenue	¥ 13,152,087	$ 1,880,723	¥ 14,203,594	¥ 13,057,082
Operating cost:
Cost of sales	(1,206,033)	(172,460)	(1,319,526)	(1,635,635)
Funding cost	(228,958)	(32,741)	(326,451)	(513,869)
Processing and servicing cost (including collection service fee from related parties of RMB14,753, RMB35,561 and RMB40,314 for the years ended December 31, 2023, 2024 and 2025, respectively)	(2,442,557)	(349,281)	(2,291,904)	(1,935,016)
Provision for financing receivables	(1,016,742)	(145,392)	(865,524)	(627,061)
Provision for contract assets and receivables	(614,364)	(87,853)	(718,413)	(629,308)
Provision for contingent guarantee liabilities	(3,174,787)	(453,989)	(3,655,548)	(3,203,123)
Total operating cost	(8,683,441)	(1,241,716)	(9,177,366)	(8,544,012)
Gross profit	4,468,646	639,007	5,026,228	4,513,070
Operating expenses:
Sales and marketing expenses	(1,918,894)	(274,398)	(1,787,299)	(1,733,301)
Research and development expenses	(595,316)	(85,129)	(578,243)	(513,284)
General and administrative expenses	(361,819)	(51,739)	(374,481)	(387,387)
Total operating expenses	(2,876,029)	(411,266)	(2,740,023)	(2,633,972)
Change in fair value of financial guarantee derivatives and loans at fair value	508,160	72,666	(979,234)	(206,368)
Interest expense, net	(22,732)	(3,251)	(9,007)	(50,483)
Investment loss	(21,903)	(3,132)	(2,417)	(303,235)
Others, net	19,461	2,783	58,188	7,774
Income before income tax	2,075,603	296,807	1,353,735	1,326,786
Income tax expense	(398,526)	(56,988)	(253,275)	(260,841)
Net income	1,677,077	239,819	1,100,460	1,065,945
Net income attributable to ordinary shareholders of the Company	¥ 1,677,077	$ 239,819	¥ 1,100,460	¥ 1,065,945
Net income per ordinary share attributable to ordinary shareholders of the Company
Diluted | ¥ / shares	¥ 4.72		¥ 3.24	¥ 3.17
Weighted average number of ordinary shares outstanding
Basic	338,943,939	338,943,939	331,403,936	328,523,952
Diluted	355,089,877	355,089,877	339,261,349	359,820,982
Share-based compensation expenses included in:
Share-based compensation expenses | ¥	¥ 96,175		¥ 94,623	¥ 117,852
Credit facilitation service income
Operating revenue:
Operating revenue	9,562,072	$ 1,367,358	10,999,931	9,666,120
Tech-empowerment service income
Operating revenue:
Operating revenue	2,081,335	297,627	1,881,376	1,640,453
Installment e-commerce platform service
Operating revenue:
Operating revenue	1,508,680	215,738	1,322,287	1,750,509
Processing and servicing cost
Share-based compensation expenses included in:
Share-based compensation expenses	16,232	2,321	3,173	246
Sales and marketing expenses
Share-based compensation expenses included in:
Share-based compensation expenses	19,354	2,768	13,756	17,454
Research and development expenses
Share-based compensation expenses included in:
Share-based compensation expenses	13,353	1,909	10,715	23,547
General and administrative expenses
Share-based compensation expenses included in:
Share-based compensation expenses	¥ 47,236	$ 6,755	¥ 66,979	¥ 76,605
Ordinary shares
Net income per ordinary share attributable to ordinary shareholders of the Company
Basic | (per share)	¥ 4.95	$ 0.71	¥ 3.32	¥ 3.24
Diluted | (per share)	4.72	0.68	3.24	3.17
ADS
Net income per ordinary share attributable to ordinary shareholders of the Company
Basic | (per share)	9.90	1.42	6.64	6.49
Diluted | (per share)	¥ 9.45	$ 1.35	¥ 6.49	¥ 6.34
Guarantee income | Credit facilitation service income
Operating revenue:
Operating revenue	¥ 2,423,570	$ 346,566	¥ 2,663,824	¥ 2,519,284
Financing income | Credit facilitation service income
Operating revenue:
Operating revenue	2,149,940	307,437	2,010,183	2,144,955
Loan facilitation and servicing fees-credit oriented | Credit facilitation service income
Operating revenue:
Operating revenue	¥ 4,988,562	$ 713,355	¥ 6,325,924	¥ 5,001,881